SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans and are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and has reached a distributable event, the loan balance is reduced and a benefit payment is recorded.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Refer to Note 4 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.